Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net loss	$ (1,980,810)	$ (12,172,029)	$ (16,495,680)
Adjustments to reconcile net loss to net cash used in operating activities:
Periodic pension costs	6,239	59,526	(34,142)
Depreciation expense	3,321	11,408	11,408
Stock-based compensation	125,644	164,906	22,730
Other income due to the termination of EF License Agreement	(2,499,969)
Amortization of debt discounts			67,008
Loss on conversion of convertible notes payable			922,495
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	365,225	(632,125)	698,116
Other assets	16,602
Accounts payable	(118,047)	2,260,258	636,263
Interest payable		25,605	20,121
Other accrued liabilities	(186,089)	640,228	319,989
Other long term liabilities		(42,243)	(47,679)
Net cash used in operating activities	(4,267,884)	(9,684,466)	(13,879,371)
Cash Flows From Investing Activities:
Purchases of property and equipment	(3,917)
Net cash used in investing activities	(3,917)
Cash Flows From Financing Activities:
Proceeds from the issuance of common shares in ATM financing			30,993
Proceeds from the issuance of common shares in registered direct offerings			1,911,513
Proceeds from the issuance of common shares in private placement offerings	5,252,725		7,275,549
Proceeds from the issuance of pre-funded warrants			5,348,882
Proceeds from issuance of convertible notes payable			1,530,000
Exercise of pre-funded warrants	173,123		23,692
Equity issuance costs	(386,332)		(704,160)
Proceeds from the issuance of warrants			1,980,200
Proceeds from related party short term loan		1,633,746
Net cash provided by financing activities	5,039,516	1,633,746	17,396,669
Effect of exchange rate on cash and cash equivalents			(100)
Change in cash and cash equivalents	767,715	(8,050,720)	3,517,198
Cash and cash equivalents at the beginning of period	897,680	8,948,400	5,431,202
Cash and cash equivalents at the end of period	1,665,395	897,680	8,948,400
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest	467	145,153	13,248
Issuance of note payable for prepaid insurance			704,160
Issuance of preferred shares for the assumption of debt	4,000,000
Issuance of common shares for debt conversion	2,788,650
Issuance of common shares for conversion of preferred shares	18,000
Change in accrued pension liability reflected in accumulated other comprehensive income	260,685
Deemed dividend	2,076,180
Debt discount on convertible loans			$ 67,008